Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,813)	$ (16,962)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	921	896
Interest income	(34)	(11)
Net changes in operating leases	(33)	10
Interest expenses on finance lease	(2)	(1)
Exchange losses (gains) on cash and cash equivalents and restricted cash	41	(137)
Changes in accrued liability for employee rights upon retirement	(5)
Share-based compensation	1,332	1,328
Changes in operating assets and liabilities:
Decrease in other current assets and long-term prepaid expenses	547	179
Decrease (increase) in trade receivables	129	(123)
Increase (decrease) in accounts payable:
Trade	370	(182)
Other (including other non-current liability)	(228)	(1,029)
Decrease in deferred revenue	(574)	(480)
Net cash used in operating activities	(18,349)	(16,512)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(943)	(49)
Investment in short-term bank deposits	(25,108)	(29,085)
Maturity of short-term bank deposits	17,085	31,027
Net cash (used in) provided by investing activities	(8,966)	1,893
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants	32,959	18,647
Issuance costs	(2,202)	(1,675)
Proceeds from issuance of ordinary shares subject to possible redemption	1,598
Proceeds from exercised warrants	7,048
Finance lease payments	(104)	(288)
Net cash provided by financing activities	39,299	16,684
INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	11,984	2,065
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	13,697	9,942
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(41)	137
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	25,640	12,144
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Right of use assets obtained in exchange for new operating lease liabilities	271	230
Purchase of property and equipment in payables	98
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	25,278	11,633
Restricted bank deposits included in current and non-current assets	362	511
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	25,640	12,144
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Interest received	83	311
Interest paid	$ 2	$ 8